Cover	Aug. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2022
Entity File Number	1-03319
Entity Registrant Name	Quad M Solutions, Inc.
Entity Central Index Key	0000066600
Entity Tax Identification Number	82-0144710
Entity Incorporation, State or Country Code	ID
Entity Address, Address Line One	1111 Beltline Road
Entity Address, Address Line Two	Suite 108E
Entity Address, City or Town	Garland
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75040
City Area Code	(877)
Local Phone Number	367-9199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false